Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Supplemental Guarantor Information
26. Supplemental Guarantor Information
Condensed Consolidating Financial Information
The following consolidating information presents condensed consolidating statements of financial position as of December 31, 2018 and 2019 and condensed consolidating statements of comprehensive income and cash flows for each of the three years in the period ended December 31, 201
9
 of the Company and Telcel (the “wholly-owned Guarantor Subsidiary”). The unconsolidated financial statements of América Móvil and Telcel reflect their investments in subsidiaries on the basis of the equity method. These unconsolidated entities are the Guarantors of most of América Móvil’s consolidated obligations. The guarantees of the Guarantor are full and unconditional.
The Company’s consolidating condensed financial information for the (i) Company; (ii) its wholly-owned guarantor subsidiary Telcel (on standalone basis), which is a wholly and unconditional guarantor under the Senior Notes; (iii) the combined non-guarantor
subsidiaries; iv) eliminations and v) the Company’s consolidated financial statements are as follows:
Condensed consolidating statements of financial position

	As of December 31, 2018
	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Assets:
Cash and cash equivalents	Ps.	8,335,101	Ps.	1,745,895	Ps.	11,578,966	Ps.	—	Ps.	21,659,962
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments		9,511,368		—		39,504,566		—		49,015,934
Accounts receivable and derivative financial instruments		31,462,176		35,671,582		154,380,710		—		221,514,468
Related parties		199,566,671		1,144,534		560,142,367		(759,589,967)		1,263,605
Inventories, net		215,055		18,495,502		21,594,805		—		40,305,362
Other current assets, net		—		1,218,764		14,077,429		—		15,296,193
Property, plant and equipment, net		1,340,358		23,192,546		615,467,816		—		640,000,720
Investments in associated companies		734,944,344		88,070,845		16,926,615		(836,809,097)		3,132,707
Intangible assets and other non-current assets, net		4,113,902		26,176,381		406,744,158		—		437,034,441

Total assets	Ps.	989,488,975	Ps.	195,716,049	Ps.	1,840,417,432	Ps.	(1,596,399,064)	Ps.	1,429,223,392

Liabilities:
Short-term debt and current portion of long-term debt	Ps.	52,827,411	Ps.	—	Ps.	43,403,223	Ps.	—	Ps.	96,230,634
Current liabilities		153,489,868		72,282,238		597,174,025		(452,085,876)		370,860,255
Long-term debt		456,918,590		—		85,773,229		—		542,691,819
Other non-current liabilities		130,257,461		109,368,210		242,232,897		(308,290,306)		173,568,262

Total liabilities	Ps.	793,493,330	Ps.	181,650,448	Ps.	968,583,374	Ps.	(760,376,182)	Ps.	1,183,350,970

Equity attributable to equity holders of the parent		195,995,645		14,065,601		760,485,332		(774,550,933)		195,995,645
Non-controlling interests		—		—		111,348,726		(61,471,949)		49,876,777
Total equity		195,995,645		14,065,601		871,834,058		(836,022,882)		245,872,422

Total liabilities and equity	Ps.	989,488,975	Ps.	195,716,049	Ps.	1,840,417,432	Ps.	(1,596,399,064)	Ps.	1,429,223,392

Condensed consolidating statements of financial position

	As of December 31, 2019
	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Assets:
Cash and cash equivalents	Ps.	2,181,914	Ps.	1,324,828	Ps.	16,238,914	Ps.	—	Ps.	19,745,656
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments		7,457,617		—		40,260,408		—		47,718,025
Accounts receivable and derivative financial instruments		33,572,793		32,387,110		145,572,153		—		211,532,056
Related parties		212,730,983		1,804,175		270,172,956		(483,434,974)		1,273,140
Inventories, net		179,359		24,849,028		16,073,625		—		41,102,012
Other current assets, net		—		8,127,140		1,346,294		—		9,473,434
Property, plant and equipment, net		721,263		23,549,234		615,072,873		—		639,343,370
Investments in associated companies		589,026,740		90,975,391		16,363,504		(693,891,442)		2,474,193
Intangible assets and other non-current assets, net		1,868,962		82,260,873		477,068,306		(1,926,370)		559,271,771

Total assets	Ps.	847,739,631	Ps.	265,277,779	Ps.	1,598,169,033	Ps.	(1,179,252,786)	Ps.	1,531,933,657

Liabilities:
Short-term debt and current portion of long-term debt	Ps.	102,939,138	Ps.	—	Ps.	26,232,895	Ps.	—	Ps.	129,172,033
Current liabilities		104,397,419		163,515,007		324,211,152		(195,895,866)		396,227,712
Long-term debt		395,296,683		—		99,785,761		—		495,082,444
Other non-current liabilities		67,196,432		87,597,558		417,289,721		(287,539,108)		284,544,603

Total liabilities	Ps.	669,829,672	Ps.	251,112,565	Ps.	867,519,529	Ps.	(483,434,974)	Ps.	1,305,026,792

Equity attributable to equity holders of the parent		177,909,959		14,165,214		620,224,573		(634,389,787)		177,909,959
Non-controlling interests		—		—		110,424,931		(61,428,025)		48,996,906
Total equity		177,909,959		14,165,214		730,649,504		(695,817,812)		226,906,865

Total liabilities and equity	Ps.	847,739,631	Ps.	265,277,779	Ps.	1,598,169,033	Ps.	(1,179,252,786)	Ps.	1,531,933,657

Condensed consolidating statements of comprehensive income
For the year ended December 31, 2017

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Total operating revenues	Ps.	160,057,511	Ps.	170,991,493	Ps.	887,951,615	Ps.	(197,367,084)	Ps.	1,021,633,535
Total operating cost and expenses		123,548,341		163,152,868		832,429,198		(197,640,175)		921,490,232

Operating income		36,509,170		7,838,625		55,522,417		273,091		100,143,303
Interest (expense) income, net		(16,779,235)		(12,365,116)		1,810,523		(41,305)		(27,375,133)
Foreign currency exchange (loss) gain, net		(15,223,111)		1,320,667		83,493		—		(13,818,951)
Valuation of derivatives, interest cost from labor obligations and other financial items, net		6,775,455		—		(8,719,215)		—		(1,943,760)
Income tax		14,201,399		1,386,519		9,353,593		—		24,941,511
Equity interest in net income of associated companies		32,245,041		(8,977,146)		(13,466,845)		(9,709,665)		91,385

Net profit (loss) for the year	Ps.	29,325,921	Ps.	(13,569,489)	Ps.	25,876,780	Ps.	(9,477,879)	Ps.	32,155,333

Net profit for the year attributable to:
Equity holders of the parent		29,325,921		(13,569,489)		21,417,549		(7,848,060)		29,325,921
Non-controlling interest		—		—		4,459,231		(1,629,819)		2,829,412

Net profit (loss) for the year	Ps.	29,325,921	Ps.	(13,569,489)	Ps.	25,876,780	Ps.	(9,477,879)	Ps.	32,155,333

Other comprehensive income items:
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities		(21,683,333)		(1,897,936)		(18,309,877)		23,581,269		(18,309,877)
Effect of fair value of derivatives, net of deferred taxes		12,292		—		12,292		(12,292)		12,292
Items not to be reclassified to profit or (loss) in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes		(7,075,606)		(8,439)		(7,046,089)		7,084,045		(7,046,089)
Unrealized gain on equity investments at fair value, net of deferred taxes		622,424		—		622,424		(622,424)		622,424

Total other comprehensive loss items for the year, net of deferred taxes	Ps.	(28,124,223)	Ps.	(1,906,375)	Ps.	(24,721,250)	Ps.	30,030,598	Ps.	(24,721,250)

Total comprehensive income for the year	Ps.	1,201,698	Ps.	(15,475,864)	Ps.	1,155,530	Ps.	20,552,719	Ps.	7,434,083

Comprehensive income for the year attributable to:
Equity holders of the parent	Ps.	1,201,698	Ps.	(15,475,864)	Ps.	(5,076,855)	Ps.	20,552,719	Ps.	1,201,698
Non-controlling interests		—		—		6,232,385		—		6,232,385

	Ps.	1,201,698	Ps.	(15,475,864)	Ps.	1,155,530	Ps.	20,552,719	Ps.	7,434,083

Condensed consolidating statements of comprehensive income
For the year ended December 31, 2018

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Total operating revenues	Ps.	170,887,145	Ps.	190,924,413	Ps.	890,427,121	Ps.	(214,030,998)	Ps.	1,038,207,681
Total operating cost and expenses		129,039,749		183,542,058		799,085,884		(213,017,181)		898,650,510

Operating income		41,847,396		7,382,355		91,341,237		(1,013,817)		139,557,171
Interest (expense) income, net		(24,831,538)		(11,033,069)		14,757,906		(18,563)		(21,125,264)
Foreign currency exchange (loss) gain, net		11,805,283		626,304		(19,693,543)		—		(7,261,956)
Valuation of derivatives, interest cost from labor obligations and other financial items, net		(4,443,892)		—		(5,732,424)		—		(10,176,316)
Income tax		17,754,010		798,639		27,924,430		—		46,477,079
Equity interest in net income of associated companies		46,101,188		1,325,723		(2,497,059)		(44,929,585)		267

Net profit (loss) for year	Ps.	52,724,427	Ps.	(2,497,326)	Ps.	50,251,687	Ps.	(45,961,965)	Ps.	54,516,823

Net profit for the year attributable to:
Equity holders of the parent		52,724,427		(2,497,326)		46,641,696		(44,302,600)		52,566,197
Non-controlling interest		—		—		3,609,991		(1,659,365)		1,950,626

Net profit (loss) for the year	Ps.	52,724,427	Ps.	(2,497,326)	Ps.	50,251,687	Ps.	(45,961,965)	Ps.	54,516,823

Other comprehensive loss items:
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities		(61,223,458)		(724,521)		(64,314,032)		61,947,979		(64,314,032)
Items not to be reclassified to profit or loss in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes		652,722		(1,603,145)		757,278		950,423		757,278
Unrealized loss on equity investments at fair value, net of deferred taxes		(3,765,688)		—		(3,765,688)		3,765,688		(3,765,688)

Total other comprehensive loss items for the year, net of deferred taxes	Ps.	(64,336,424)	Ps.	(2,327,666)	Ps.	(67,322,442)	Ps.	66,664,090	Ps.	(67,322,442)

Total comprehensive loss for the year	Ps.	(11,611,997)	Ps.	(4,824,992)	Ps.	(17,070,755)	Ps.	20,702,125	Ps.	(12,805,619)

Comprehensive loss for the year attributable to:
Equity holders of the parent	Ps.	(11,611,997)	Ps.	(4,824,992)	Ps.	(16,035,363)	Ps.	20,702,125	Ps.	(11,770,227)
Non-controlling interests		—		—		(1,035,392)		—		(1,035,392)

	Ps.	(11,611,997)	Ps.	(4,824,992)	Ps.	(17,070,755)	Ps.	20,702,125	Ps.	(12,805,619)

Condensed consolidating statements of comprehensive income
For the year ended December 31, 2019

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Total operating revenues	Ps.	171,369,419	Ps.	205,719,219	Ps.	867,599,640	Ps.	(237,340,409)	Ps.	1,007,347,869
Total operating cost and expenses		138,116,795		188,910,056		755,812,050		(230,331,567)		852,507,334

Operating income		33,252,624		16,809,163		111,787,590		(7,008,842)		154,840,535
Interest (expense) income, net		(25,482,552)		(16,714,198)		10,362,884		207,199		(31,626,667)
Foreign currency exchange (loss) gain, net		14,553,340		(43,999)		(9,283,270)		—		5,226,071
Valuation of derivatives, interest cost from labor obligations and other financial items, net		4,580,710		—		(11,656,052)		—		(7,075,342)
Income tax		13,098,827		1,082,274		36,852,432				51,033,533
Equity interest in net result of associated companies		53,925,595		2,146,151		1,097,234		(57,186,589)		(17,609)

Net profit (loss) for the year	Ps.	67,730,890	Ps.	1,114,843	Ps.	65,455,954	Ps.	(63,988,232)	Ps.	70,313,455

Net profit for the year attributable to:
Equity holders of the parent		67,730,890		1,114,843		59,618,592		(60,733,434)		67,730,891
Non-controlling interest		—		—		5,837,362		(3,254,798)		2,582,564

Net profit (loss) for the year	Ps.	67,730,890	Ps.	1,114,843	Ps.	65,455,954	Ps.	(63,988,232)	Ps.	70,313,455

Other comprehensive income items:
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities		(34,010,066)		1,639,022		(35,536,252)		32,371,044		(35,536,252)
Items that will not be reclassified to (loss) or profit in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes		(29,153,554)		(2,654,252)		(29,535,672)		31,807,806		(29,535,672)
Unrealized gain on equity investments at fair value, net of deferred taxes		883,408		—		883,408		(883,408)		883,408

Total other comprehensive loss items for the year, net of deferred taxes	Ps.	(62,280,212)	Ps.	(1,015,230)	Ps.	(64,188,516)	Ps.	63,295,442	Ps.	(64,188,516)

Total comprehensive income for the year	Ps.	5,450,678	Ps.	99,613	Ps.	1,267,438	Ps.	(692,790)	Ps.	6,124,939

Comprehensive income for the year attributable to:
Equity holders of the parent	Ps.	5,450,678	Ps.	99,613	Ps.	593,178	Ps.	(692,790)	Ps.	5,450,679
Non-controlling interests		—		—		674,260		—		674,260

	Ps.	5,450,678	Ps.	99,613	Ps.	1,267,438	Ps.	(692,790)	Ps.	6,124,939

Condensed consolidating statements of cash flows
For the year ended December 31, 2017

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Operating activities:
Profit before taxes	Ps.	43,527,320	Ps.	(12,182,970)	Ps.	35,230,373	Ps.	(9,477,879)	Ps.	57,096,844
Non-cash items		(17,017,287)		30,000,109		171,062,158		11,635,563		195,680,543
Changes in working capital:		(18,973,478)		(9,486)		(66,062,629)		50,040,581		(35,005,012)

Net cash flows provided by operating activities	Ps.	7,536,555	Ps.	17,807,653	Ps.	140,229,902	Ps.	52,198,265	Ps.	217,772,375

Investing activities:
Purchase of property, plant and equipment		16,526		(5,571,410)		(113,630,253)		—		(119,185,137)
Acquisition of intangibles		—		(3,053,345)		(14,485,196)		—		(17,538,541)
Dividends received from associates		21,465,687		970,000		2,385,559		(22,435,687)		2,385,559
Proceeds from sale of plant, property and equipment		—		—		133,349		—		133,349
Acquisition of business, net of cash acquired		—		(3,381,505)		(3,497,288)		—		(6,878,793)
Investment in associates companies		—		1,925,898		—		(1,925,898)		—
Sale of associated company		—		—		340,040		—		340,040

Net cash flows provided by (used in) investing activities	Ps.	21,482,213	Ps.	(9,110,362)	Ps.	(128,753,789)	Ps.	(24,361,585)	Ps.	(140,743,523)

Financing activities:
Bank loans, net		13,548,138		—		16,382,838		(57,364,465)		(27,433,489)
Acquisition of no controlling interest		—		—		(11,930)		—		(11,930)
Interest paid		(24,009,216)		(7,092,098)		(7,187,225)		7,092,098		(31,196,441)
Repurchase of shares and others		(1,240,028)		—		6,657		—		(1,233,371)
Payment of dividends		(14,406,748)		—		(24,120,329)		22,435,687		(16,091,390)
Derivative financial instruments		—		—		(71,474)		—		(71,474)

Net cash flows used in financing activities	Ps.	(26,107,854)	Ps.	(7,092,098)	Ps.	(15,001,463)	Ps.	(27,836,680)	Ps.	(76,038,095)

Net (decrease) increase in cash and cash equivalents		2,910,914		1,605,193		(3,525,350)		—		990,757
Adjustment to cash flow for exchange rate differences		—		—		61,333		—		61,333
Cash and cash equivalents at beginning of the year		4,107,645		1,948,159		17,162,579		—		23,218,383

Cash and cash equivalents at end of the year	Ps.	7,018,559	Ps.	3,553,352	Ps.	13,698,562	Ps.	—	Ps.	24,270,473

Condensed consolidating statements of cash flows
For the year ended December 31, 2018

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Operating activities:
Profit before income tax	Ps.	70,478,437	Ps.	(1,698,687)	Ps.	78,176,117	Ps.	(45,961,965)	Ps.	100,993,902
Non-cash items		(23,099,316)		20,952,414		149,503,016		39,836,704		187,192,818
Working capital changes:		(49,040,542)		(35,329,228)		(61,332,380)		105,845,958		(39,856,192)

Net cash flows provided by operating activities	Ps.	(1,661,421)	Ps.	(16,075,501)	Ps.	166,346,753	Ps.	99,720,697	Ps.	248,330,528

Investing activities:
Purchase of property, plant and equipment		(17,709)		(4,031,228)		(139,839,096)		—		(143,888,033)
Acquisition of intangibles		—		(2,993,373)		(4,940,274)		—		(7,933,647)
Dividends received		24,314,803		—		2,622,237		(24,314,803)		2,622,237
Proceeds from sale of plant, property and equipment		—		—		178,532		—		178,532
Acquisition of business, net of cash acquired		—		—		(310,604)		—		(310,604)
Investments in associate companies		—		(5,092,881)		—		5,092,881		—
Partial sale of shares of associated company		—		—		548,484		—		548,484

Net cash flows provided by (used in) investing activities	Ps.	24,297,094	Ps.	(12,117,482)	Ps.	(141,740,721)	Ps.	(19,221,922)	Ps.	(148,783,031)

Financing activities:
Bank loans, net		24,784,341		—		19,592,788		(78,428,052)		(34,050,923)
Acquisition of non-controlling interests		—		—		(115,821)		—		(115,821)
Interest paid		(24,802,363)		26,385,526		(6,066,654)		(26,385,526)		(30,869,017)
Repurchase of shares		(514,007)		—		2,586		—		(511,421)
Dividends paid		(20,787,102)		—		(25,897,494)		24,314,803		(22,369,793)
Redemption of hybrid bond		—		—		(13,440,120)		—		(13,440,120)

Net cash flows (used in) provided by financing activities	Ps.	(21,319,131)	Ps.	26,385,526	Ps.	(25,924,715)	Ps.	(80,498,775)	Ps.	(101,357,095)

Net increase (decrease) in cash and cash equivalents		1,316,542		(1,807,457)		(1,318,683)		—		(1,809,598)
Adjustment to cash flows due to exchange rate fluctuations, net		—		—		(800,913)		—		(800,913)
Cash and cash equivalents at beginning of the year		7,018,559		3,553,352		13,698,562		—		24,270,473

Cash and cash equivalents at end of the year	Ps.	8,335,101	Ps.	1,745,895	Ps.	11,578,966	Ps.	—	Ps.	21,659,962

Condensed consolidating statements of cash flows
For the year ended December 31, 2019

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Operating activities:
Profit before income tax	Ps.	80,829,717	Ps.	2,197,117	Ps.	102,308,386	Ps.	(63,988,232)	Ps.	121,346,988
Non-cash items		(46,879,977)		12,508,840		174,550,273		48,007,886		188,187,022
Working capital changes		(24,351,260)		(36,428,726)		(56,610,878)		42,135,322		(75,255,542)

Net cash flows provided by (used in) operating activities	Ps.	9,598,480	Ps.	(21,722,769)	Ps.	220,247,781	Ps.	26,154,976	Ps.	234,278,468

Investing activities:
Purchase of property, plant and equipment		(147,714)		(1,821,745)		(130,914,876)				(132,884,335)
Acquisition of intangibles				(2,413,193)		(16,549,663)				(18,962,856)
Dividends received		27,817,109		—		1,773,336		(27,817,109)		1,773,336
Proceeds from sale of plant, property and equipment						344,924				344,924
Acquisition of business, net of cash acquired		(7,335,058)		—		(5,995,593)				(13,330,651)
Investments in associate companies		(5,819,645)		(3,359,058)		(56,985)		9,178,703		(56,985)
Partial sale of shares of associated company						36,478				36,478

Net cash flows provided by (used in) investing activities	Ps.	14,514,692	Ps.	(7,593,996)	Ps.	(151,362,379)	Ps.	(18,638,406)	Ps.	(163,080,089)

Financing activities:
Bank loans, net		14,815,606				(104,185)		(6,437,981)		8,273,440
Acquisition of non-controlling interests						(83,055)				(83,055)
Interest paid		(21,907,497)		28,895,698		(6,139,198)		(28,895,698)		(28,046,695)
Repurchase of shares		(435,713)								(435,713)
Dividends paid		(22,738,755)				(29,326,499)		27,817,109		(24,248,145)
Payment of liability related to right-of-use of assets						(26,765,075)				(26,765,075)

Net cash flows (used in) provided by financing activities	Ps.	(30,266,359)	Ps.	28,895,698	Ps.	(62,418,012)	Ps.	(7,516,570)	Ps.	(71,305,243)

Net (decrease) increase in cash and cash equivalents		(6,153,187)		(421,067)		6,467,390				(106,864)
Adjustment to cash flows due to exchange rate fluctuations, net						(1,807,442)				(1,807,442)
Cash and cash equivalents at beginning of the year		8,335,101		1,745,895		11,578,966				21,659,962

Cash and cash equivalents at end of the year	Ps.	2,181,914	Ps.	1,324,828	Ps.	16,238,914	Ps.	—	Ps.	19,745,656

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